Segment reporting - Summary of Adjusted Earnings Before Interest Tax Depreciation and Amortization (Detail) - EUR (€) € in Thousands		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [abstract]
Profit for the period		€ 135,337	€ 102,487	€ 235,878	€ 149,217	€ (17,948)
Income tax expense		14,582	6,011	(9,970)	429	333
Finance income		(665)	(688)	(1,312)	(257)	(158)
Finance expense		663	5,755	6,370	10,991	7,733
Depreciation and amortization expense		31,169	41,981	83,560	55,407	30,460
EBITDA		181,086	155,546	314,526	215,787	20,420
Transaction fees	€ 500	21,611	0	7,107	0	0
Gain on derivative contracts		(1,712)	0	(15,830)	0	0
Gain on bargain purchase		0	(10,661)	(16,349)	(34,995)	(45,331)
Share based payment expense		126,252	0
Foreign exchange on revaluation of warrants and earnouts		24,029	0
Change in fair value of warrant liability		(34,614)	0
Change in fair value of earnout liability		(194,936)	0
RSU expense		3,376	0
Adjusted EBITDA		€ 125,092	€ 144,885	€ 289,454	€ 180,792	€ (24,911)